Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation Depreciation On Futures And Forward Currency Contracts By Settlement Currency Type

	As of December 31,
	2015		2014
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$45,833	1.23%	$84,864	5.19%
British pound	(55,000)	(1.48)	591,288	36.14
Canadian dollar	320,499	8.61	95,447	5.83
Czech koruna	-	-	7,069	0.43
Euro	298,266	8.01	429,014	26.22
Hong Kong dollar	61,654	1.66	27,900	1.71
Hungarian forint	-	-	(164,979)	(10.08)
Japanese yen	141,419	3.80	47,203	2.89
Korean won	9,592	0.26	143,204	8.75
Malaysian ringgit	19,879	0.53	(7,508)	(0.46)
Norwegian krone	(45,395)	(1.22)	6,903	0.42
Polish zloty	(118,064)	(3.17)	(216,991)	(13.26)
Singapore dollar	(9,452)	(0.25)	5,197	0.32
South African rand	65,440	1.76	(9,011)	(0.55)
Swedish krona	41,104	1.10	19,463	1.19
Turkish lira	(9,356)	(0.25)	(131,074)	(8.01)
U.S. dollar	2,955,020	79.41	707,967	43.27

Total	$3,721,439	100.00%	$1,635,956	100.00%

Schedule Of Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2015

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$10,310	$(38,400)	$1,633,223	$(364,420)	$1,240,713
Grains	-	-	487,520	(9,187)	478,333
Interest rates	814,802	(1,061,321)	-	(925)	(247,444)
Livestock	-	-	-	(104,550)	(104,550)
Metals	407,419	(44,788)	543,624	(424,099)	482,156
Softs	171,009	(109,903)	100	(109,199)	(47,993)
Stock indices	708,220	(221,271)	94,368	(26,590)	554,727
Total futures contracts	2,111,760	(1,475,683)	2,758,835	(1,038,970)	2,355,942

Forward currency contracts	596,972	(1,464,612)	3,130,304	(897,167)	1,365,497

Total futures and forward currency contracts	$2,708,732	$(2,940,295)	$5,889,139	$(1,936,137)	$3,721,439

Fair Value of Futures and Forward Currency Contracts at December 31, 2014

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$-	$-	$524,710	$(24,312)	$500,398
Grains	11,552	(172,930)	852	(174)	(160,700)
Interest rates	1,373,183	(567,353)	-	(160,599)	645,231
Livestock	2,670	(17,360)	167,720	-	153,030
Metals	11,216	(1,140,770)	820,318	(23,789)	(333,025)
Softs	43,201	(10,245)	475,037	(14,860)	493,133
Stock indices	970,972	(314,736)	143,204	(42,078)	757,362
Total futures contracts	2,412,794	(2,223,394)	2,131,841	(265,812)	2,055,429

Forward currency contracts	424,804	(1,542,797)	1,670,536	(972,016)	(419,473)

Total futures and forward currency contracts	$2,837,598	$(3,766,191)	$3,802,377	$(1,237,828)	$1,635,956

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2015	2014

Futures contracts:
Energies	$7,915,903	$2,173,971
Grains	(1,709,649)	2,087,569
Interest rates	4,748,257	26,163,425
Livestock	290,270	1,043,952
Metals	4,115,414	(1,798,631)
Softs	383,721	2,249,736
Stock indices	(543,455)	3,089,451

Total futures contracts	15,200,461	35,009,473

Forward currency contracts	184,631	791,066

Total futures and forward currency contracts	$15,385,092	$35,800,539

Schedule Of Monthly Average Future And Forward Currency Contracts

	2015	2014

Average bought	9,831	18,575
Average sold	9,934	19,013
Average notional	$1,134,000,000	$565,000,000

Offsetting Derivative Assets And Liabilities

Offsetting of derivative assets and liabilities at December 31, 2015
		Gross amounts	Net amounts of
		offset in the	assets presented in
	Gross amounts of	Statement of	the Statement of
Assets	recognized assets	Financial Condition	Financial Condition

Futures contracts
Counterparty C	$1,841,417	$(1,090,906)	$750,511
Counterparty I	3,029,178	(1,423,747)	1,605,431
Total futures contracts	4,870,595	(2,514,653)	2,355,942

Forward currency contracts
Counterparty G	2,843,717	(1,155,532)	1,688,185
Total assets	7,714,312	(3,670,185)	4,044,127

		Gross amounts	Net amounts of
		offset in the	liabilities presented in
	Gross amounts of	Statement of	the Statement of
Liabilities	recognized liabilities	Financial Condition	Financial Condition

Forward currency contracts
Counterparty H	$1,206,247	$(883,559)	$322,688
Total liabilities	$1,206,247	$(883,559)	$322,688

(Continued)

		Amounts Not Offset in the Statement of Financial Condition
	Net amounts of
	Assets
	presented in the
Counterparty	Statement of Financial	Financial	Collateral
	Condition	Instruments	Received(1)(2)	Net Amount(3)

Counterparty C	$750,511	$-	$(750,511)	$-
Counterparty I	1,605,431	-	(1,605,431)	-
Counterparty G	1,688,185	-	-	1,688,185
Total	$4,044,127	$-	$(2,355,942)	$1,688,185

		Amounts Not Offset in the Statement of Financial Condition
	Net amounts of
	Liabilities
	presented in the
Counterparty	Statement of Financial	Financial	Collateral
	Condition	Instruments	Pledged(1)(2)	Net Amount(4)

Counterparty H	$322,688	$-	$(322,688)	$-
Total	$322,688	$-	$(322,688)	$-

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Financial Condition, for each respective counterparty.

(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2015.

(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2015.

(Concluded)

Offsetting of derivative assets and liabilities at December 31, 2014
		Gross amounts	Net amounts of
		offset in the	assets presented in
	Gross amounts of	Statement of	the Statement of
Assets	recognized assets	Financial Condition	Financial Condition

Futures contracts
Counterparty C	$1,796,920	$(684,174)	$1,112,746
Counterparty D	2,747,715	(1,805,032)	942,683
Total futures contracts	4,544,635	(2,489,206)	2,055,429

Forward currency contracts
Counterparty G	798,097	(656,989)	141,108
Total assets	5,342,732	(3,146,195)	2,196,537

		Gross amounts	Net amounts of
		offset in the	liabilities presented in
	Gross amounts of	Statement of	the Statement of
Liabilities	recognized liabilities	Financial Condition	Financial Condition

Forward currency contracts
Counterparty H	$1,857,824	$(1,297,243)	$560,581
Total liabilities	$1,857,824	$(1,297,243)	$560,581

(Continued)

		Amounts Not Offset in the Statement of Financial Condition
	Net amounts of
	Assets
	presented in the
Counterparty	Statement of Financial	Financial	Collateral
	Condition	Instruments	Received(1)(2)	Net Amount(3)

Counterparty C	$1,112,746	$-	$(1,112,746)	$-
Counterparty D	942,683	-	(942,683)	-
Counterparty G	141,108	-	(141,108)	-
Total	$2,196,537	$-	$(2,196,537)	$-

		Amounts Not Offset in the Statement of Financial Condition
	Net amounts of
	Liabilities
	presented in the
Counterparty	Statement of Financial	Financial	Collateral
	Condition	Instruments	Pledged(1)(2)	Net Amount(4)

Counterparty H	$560,581	$-	$(560,581)	$-
Total	$560,581	$-	$(560,581)	$-

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Financial Condition, for each respective counterparty.

(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2014.

(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2014.

(Concluded)